EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Earnings
Profit for the basic and diluted earnings per share calculation	¥ 24,677	$ 3,793	¥ 637	¥ 20,246
Number of shares
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	4,101,969	4,101,969	11,684,504	37,363,069
Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,651,557,953	44,651,557,953	44,659,140,488	44,684,819,053
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE PARENT [abstract]
Basic (RMB Yuan) | (per share)	¥ 0.55	$ 0.085	¥ 0.01	¥ 0.45
Diluted (RMB Yuan) | (per share)	¥ 0.55	$ 0.085	¥ 0.01	¥ 0.45